Pension plan and other post-employment benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
PBS [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	R$ 37,738
Current service cost
Interest on actuarial liability	3,382
Benefits paid in the year	(3,138)
Contributions paid by participants
(Gains)/losses in obligations	(5,619)
Value of obligations on ending balance	32,363
PBS Assisted [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	9,131
Current service cost
Interest on actuarial liability	809
Benefits paid in the year	(931)
Contributions paid by participants
(Gains)/losses in obligations	(305)
Value of obligations on ending balance	8,704
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	109
Current service cost
Interest on actuarial liability	10
Benefits paid in the year	(9)
Contributions paid by participants
(Gains)/losses in obligations	(14)
Value of obligations on ending balance	96
PAMEC Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	1,007
Current service cost
Interest on actuarial liability	91
Benefits paid in the year	(78)
Contributions paid by participants
(Gains)/losses in obligations	60
Value of obligations on ending balance	1,080
AES Telecom [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	11,825
Current service cost
Interest on actuarial liability	1,089
Benefits paid in the year	(646)
Contributions paid by participants
(Gains)/losses in obligations	(1,719)
Value of obligations on ending balance	10,549
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Value of obligations on beginning balance	3,116
Current service cost	120
Interest on actuarial liability	294
Benefits paid in the year	(32)
Contributions paid by participants
(Gains)/losses in obligations	(1,117)
Value of obligations on ending balance	R$ 2,381